provisions (Tables)	6 Months Ended
Jun. 30, 2026
provisions
Schedule of other provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Regulatory [2]	Other [2]	Total
Balance as at April 1, 2026		$304	$105	$240	$146	$170	$965
Additions		—	98	1	11	34	144
Reversals		—	(1)	(1)	—	(2)	(4)
Uses		(2)	(75)	(9)	(18)	(46)	(150)
Interest effects [4]	9	3	—	2	—	—	5
Effects of foreign exchange, net [4]		—	1	4	—	—	5
Balance as at June 30, 2026		$305	$128	$237	$139	$156	$965
Balance as at January 1, 2026		$301	$110	$233	$142	$175	$961
Additions		—	208	3	19	95	325
Reversals		—	(1)	(2)	—	(15)	(18)
Uses		(3)	(190)	(9)	(23)	(99)	(324)
Interest effects [4]	9	7	—	5	1	—	13
Effects of foreign exchange, net [4]		—	1	7	—	—	8
Balance as at June 30, 2026		$305	$128	$237	$139	$156	$965
Current		$12	$124	$171	$29	$57	$393
Non-current		293	4	66	110	99	572
Balance as at June 30, 2026		$305	$128	$237	$139	$156	$965

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items include a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Additions and reversals for Employee-related, Regulatory and Other are generally included in the Consolidated statements of income and other comprehensive income as Employee benefits expense, Goods and services purchased and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects, excepting those arising from provision re-measurement due to change in discount rates, and Effects of foreign exchange, net, are included in the Consolidated statements of income and other comprehensive income as Financing costs.